FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2006
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             May 12, 2006

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                                         Cook Mayer Taylor
                                                              FORM 13F
                                                           March 31, 2006

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    40970  1975409 SH       Sole                  1975409
Affiliated Managers Group      COM              008252108    48797   457718 SH       Sole                   457718
America Svc Group              COM              02364L109    22690  1741365 SH       Sole                  1741365
Andrew Corporation             COM              034425108    34818  2835354 SH       Sole                  2835354
Atlantis Plastics Inc.         COM              049156102      150    15890 SH       Sole                    15890
Caraustar Industries           COM              140909102    27300  2653044 SH       Sole                  2653044
Cascade Corp.                  COM              147195101    42681   807590 SH       Sole                   807590
Columbia Sportswear Co.        COM              198516106    30580   573407 SH       Sole                   573407
Darling International          COM              237266101    29978  6405568 SH       Sole                  6405568
Flowserve Corp.                COM              34354P105    52281   896138 SH       Sole                   896138
Gainsco Inc.                   COM              363127200      399    40950 SH       Sole                    40950
IDEX Corp.                     COM              45167R104     7663   146877 SH       Sole                   146877
Lubrizol Corporation           COM              549271104    36722   856995 SH       Sole                   856995
Newfield Exploration Co.       COM              651290108    37474   894378 SH       Sole                   894378
Newport Corp.                  COM              651824104    50732  2689904 SH       Sole                  2689904
OGE Energy Corp.               COM              670837103    31880  1099323 SH       Sole                  1099323
Pier 1 Imports Inc.            COM              720279108    21953  1890904 SH       Sole                  1890904
Polaris Industries Inc.        COM              731068102    28698   525988 SH       Sole                   525988
Quanex Corporation             COM              747620102    44712   671046 SH       Sole                   671046
Russell 2000 Index Fund        COM              464287655    14524   191185 SH       Sole                   191185
Smithfield Foods Inc.          COM              832248108    41772  1423732 SH       Sole                  1423732
Sport-Haley Inc.               COM              848925103      503   100400 SH       Sole                   100400
Tractor Supply Co.             COM              892356106    27117   408751 SH       Sole                   408751
Trinity Industries Inc.        COM              896522109    56286  1034863 SH       Sole                  1034863
URS Corporation                COM              903236107    46315  1150677 SH       Sole                  1150677
Washington Federal Inc.        COM              938824109    37066  1531636 SH       Sole                  1531636
Federal Home Loan Mtg. Pfd.F   PFD              313400863      305     7150 SH       Sole                     7150
Cermaq ASA                     COM              R1536Z104      593    45000 SH       Sole                    45000
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